Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Basic and Diluted Loss Per Share

Basic and diluted loss per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2014	2015	2016
	RMB	RMB	RMB	US$
Numerator:
Net loss	(328,477)	(401,275)	(931,922)	(134,224)
Net (profit) loss attributable to noncontrolling interest and redeemable noncontrolling interest	(20,003)	(26,824)	298,324	42,968

Net loss attributable to ordinary shareholders	(348,480)	(428,099)	(633,598)	(91,256)
Plus: (Increase) decrease in accretion of redeemable noncontrolling interests	(7,850)	7,850	(210,485)	(30,316)

Adjusted net loss attributable to ordinary shareholders	(356,330)	(420,249)	(844,083)	(121,572)

Denominator:
Weighted-average number of shares outstanding—basic	401,335,788	492,065,239	617,169,833	617,169,833
Weighted-average number of shares outstanding—diluted	401,335,788	492,065,239	617,169,833	617,169,833
Loss per share—Basic:
Net loss	(0.89)	(0.85)	(1.37)	(0.20)

	(0.89)	(0.85)	(1.37)	(0.20)

Loss per share—Diluted:
Net loss	(0.89)	(0.85)	(1.37)	(0.20)

	(0.89)	(0.85)	(1.37)	(0.20)